STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF WARRANTS ACTIVITY

A summary of the Company’s warrant activity during the nine months ended September 30, 2024, is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)
Outstanding at December 31, 2023	38,107,500	$0.16	4.17
Granted	-	-	-
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at September 30, 2024	38,107,500	$0.16	3.67

Exercisable at September 30, 2024	38,107,500

A summary of the Company’s warrant activity during the years ended December 31, 2023 and 2022, is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)
Outstanding at December 31, 2022	3,867,500	$0.71	4.11
Granted	34,240,000	0.10	4.75
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at December 31, 2023	38,107,500	$0.16	4.17

Exercisable at December 31, 2023	38,107,500

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2021	3,180,000	$0.69	5.08
Granted	687,500	0.80	4.23
Exercised	-	-	-
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2022	3,867,500	$0.71	4.11

Exercisable at December 31, 2022	3,867,500

SCHEDULE OF OPTION ACTIVITY

A summary of the Company’s option activity during the nine months ended September 30, 2024, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)
Outstanding at December 31, 2023	6,000,000	$0.34	3.14
Granted	-	-	-
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at September 30, 2024	6,000,000	$0.34	2.64

Exercisable at September 30, 2024	6,000,000

A summary of the Company’s option activity during the years ended December 31, 2023 and 2022, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2022	6,000,000	$0.34	3.88
Granted	-	-	-
Exercised	-	-	-
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2023	6,000,000	$0.34	3.14

Exercisable at December 31, 2023	6,000,000

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2021	3,850,000	$0.41	4.30
Granted	3,450,000	0.13	5.00
Exercised	(1,300,000)	0.00	5.00
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2022	6,000,000	$0.34	3.88

Exercisable at December 31, 2022	4,521,875

SCHEDULE OF INFORMATION ABOUT STOCK OPTIONS OUTSTANDING AND VESTED

The following table summarizes information about stock options outstanding and vested at December 31, 2023:

	Options Outstanding				Options Vested
			Weighted
			Average	Weighted		Weighted	Weighted
	Number	Number	Remaining	Average	Number	Remaining	Average
Exercise	of Options	of Options	Contractual	Exercise	of	Contractual	Exercise
Prices	Outstanding	Exercisable	Life	Price	Options	Life	Price
			(In years)			(In years)

$0.20	2,150,000	2,150,000	3.92	0.20	2,150,000	3.92	0.20
$0.33	1,700,000	1,700,000	1.65	0.33	1,700,000	1.65	0.33
$0.43	600,000	600,000	2.99	0.43	600,000	2.99	0.43
$0.50	1,550,000	1,550,000	2.75	0.50	1,550,000	2.75	0.50
	6,000,000	4,521,875	2.88	$0.34	4,521,875	2.88	$0.34

SCHEDULE OF ASSUMPTIONS TO VALUE STOCK OPTIONS

The Company measured equity-based compensation using the Black-Scholes option valuation model using the following assumptions:

For Years Ending December 31,
	2023	2022

Expected term	0.50-1.00 years	0.50-1.00 years
Strike price	$0.00 – 0.20	$0.00 – 0.20
Expected volatility	148%-275%	148%-275%
Expected dividends	None	None
Risk-free interest rate	0.34% - 0.85%	0.34% - 0.85%
Forfeitures	None	None

SCHEDULE OF ASSUMPTIONS TO VALUE WARRANTS

At acquisition date, the Company measures the fair value of the common stock warrant using the Black-Scholes option valuation model using the following assumptions as of December 31, 2023:

Expected term	5 years
Exercise price	$0.10
Expected volatility	145%
Risk-free interest rate	3.94%
Forfeitures	None

At acquisition date, the Company measures the fair value of the common stock warrant using the Black-Scholes option valuation model using the following assumptions:

	For the Years Ending December 31,
	2023	2022

Expected term	5 years	-
Exercise price	$0.10	-
Expected volatility	145%	-
Risk-free interest rate	3.94%	-
Forfeitures	None	-

Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF ASSUMPTIONS TO VALUE WARRANTS

The Company used the following assumptions to value the warrants issued during the years ended December 31, 2023 and 2022:

	December 2023	December 2022
	Warrants	Warrants

Risk free rate	3.94%	2.34-2.54%
Market price per share	$0.09	$0.45
Life of instrument in years	5 years	5 years
Volatility	162%	210%
Dividend yield	0%	0%